INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished products	$ 19,506	$ 16,894
Raw materials	7,366	11,615
Inventory, net	$ 26,872	$ 28,509